Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenue	$ 25,119	$ 11,244	$ 65,391	$ 105,345	$ 95,653	$ 223,927
Cost of revenue						43,321
Gross margin					95,653	180,606
Operating expenses
Compensation	446,094	280,674	1,548,923	1,536,082	1,480,082	1,134,170
Consulting fees	73,603	725,486	520,206	903,056	1,216,189	1,350,917
Share based payments					1,262,377	332,711
General and administrative	388,010	412,226	1,768,130	1,048,979	1,699,333	1,054,564
Total operating expenses	907,707	1,418,386	3,837,259	3,488,117	5,657,981	3,872,362
Loss from operations	(882,588)	(1,407,142)	(3,771,868)	(3,382,772)	(5,562,328)	(3,691,756)
Other income (expenses)
Interest expense	(279,163)	(228,120)	(888,359)	(372,825)	(477,005)	(3,474,529)
Accretion of debt discount and issuance cost	(1,449,656)	(800,614)	(2,039,589)	(1,525,514)	(1,828,027)	(235,622)
Change In derivative liability		(64,346)		(64,346)	(64,346)
Settlement of vendor liabilities	1,011		2,886	(110,674)	167,905
Loss on extinguishment of debt	(2,938,719)	(923,822)	(3,370,505)	(923,822)	(906,531)
(Loss) gain on settlement of debt	1,823	2,079	15,275	2,079	2,079
Impairment of minority investment					(83,333)
Gain on the sale of assets						10,000
Other income (expenses)	(4,664,704)	(2,014,823)	(6,280,292)	(2,995,102)	(3,189,258)	(3,700,151)
Loss before income tax provision	(5,547,292)	(3,421,965)	(10,052,160)	(6,377,874)	(8,751,586)	(7,391,907)
Income tax provision
Net loss	(5,547,292)	(3,421,965)	(10,052,160)	(6,377,874)	(8,751,586)	(7,391,907)
Deemed dividend	45,367	74,014	174,232	203,365	297,323	247,128
Inducement to convert convertible preferred stock	2,016,634		2,016,634
Net loss attributable to common shareholders	$ (7,609,293)	$ (3,495,979)	$ (12,243,026)	$ (6,581,239)	$ (9,048,909)	$ (7,639,035)
Per-share data
Basic and diluted loss per share	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.17)	$ (0.23)	$ (0.24)
Weighted average number of common shares outstanding	66,608,083	39,469,670	49,046,551	38,343,241	38,601,987	32,046,149